UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-2733

The Salomon Brothers Fund Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1.                 SCHEDULE OF INVESTMENTS

The Salomon Brothers Fund Inc

FORM N-Q

September 30, 2006

The Salomon Brothers Fund Inc

Schedule of Investments (unaudited)	September 30, 2006

Shares	Security	Value
COMMON STOCKS — 99.1%
CONSUMER DISCRETIONARY — 12.4%
Hotels, Restaurants & Leisure — 3.0%
517,230	McDonald’s Corp.	$20,234,037
172,300	Station Casinos Inc.	9,964,109
	Total Hotels, Restaurants & Leisure	30,198,146

Household Durables — 2.9%
127,200	Fortune Brands Inc.	9,553,992
705,800	Toll Brothers Inc. *	19,818,864
	Total Household Durables	29,372,856

Media — 4.0%
304,630	EchoStar Communications Corp., Class A Shares *	9,973,586
797,870	News Corp., Class B Shares	16,468,037
722,160	Time Warner Inc.	13,164,977
	Total Media	39,606,600

Specialty Retail — 2.5%
343,800	Best Buy Co. Inc.	18,413,928
284,330	Staples Inc.	6,917,749
	Total Specialty Retail	25,331,677
	TOTAL CONSUMER DISCRETIONARY	124,509,279

CONSUMER STAPLES — 10.7%
Beverages — 2.1%
327,830	PepsiCo Inc.	21,394,186

Food & Staples Retailing — 2.7%
546,030	Wal-Mart Stores Inc.	26,930,200

Food Products — 2.6%
280,630	Kellogg Co.	13,896,797
312,270	McCormick & Co. Inc., Non Voting Shares	11,860,015
	Total Food Products	25,756,812

Household Products — 1.5%
253,530	Procter & Gamble Co.	15,713,789

Tobacco — 1.8%
233,250	Altria Group Inc.	17,855,287
	TOTAL CONSUMER STAPLES	107,650,274

ENERGY — 7.7%
Energy Equipment & Services — 1.0%
223,280	ENSCO International Inc.	9,786,362

Oil, Gas & Consumable Fuels — 6.7%
150,862	ConocoPhillips	8,980,815
401,030	Exxon Mobil Corp.	26,909,113
400	Gas Properties (100% owned) (a)(b)	980,452
117,660	Suncor Energy Inc.	8,477,403
333,480	Total SA, ADR	21,989,671
	Total Oil, Gas & Consumable Fuels	67,337,454
	TOTAL ENERGY	77,123,816

FINANCIALS — 22.9%
Capital Markets — 4.0%
121,960	Goldman Sachs Group Inc.	20,631,973
246,020	Merrill Lynch & Co. Inc.	19,243,685
	Total Capital Markets	39,875,658

Commercial Banks — 2.7%
750,560	Wells Fargo & Co.	27,155,261

See Notes to Schedule of Investments.

1

The Salomon Brothers Fund Inc

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value
FINANCIALS — 22.9% (continued)
Consumer Finance — 3.3%
308,070	American Express Co.	$17,276,566
200,870	Capital One Financial Corp.	15,800,434
	Total Consumer Finance	33,077,000

Diversified Financial Services — 4.6%
407,774	Bank of America Corp.	21,844,453
525,690	JPMorgan Chase & Co.	24,686,402
	Total Diversified Financial Services	46,530,855

Insurance — 3.6%
267,580	AFLAC Inc.	12,244,461
112	Berkshire Hathaway Inc., Class A Shares *	10,729,600
255,200	Chubb Corp.	13,260,192
	Total Insurance	36,234,253

Thrifts & Mortgage Finance — 4.7%
321,000	Freddie Mac	21,291,930
215,400	Golden West Financial Corp.	16,639,650
716,500	Hudson City Bancorp Inc.	9,493,625
	Total Thrifts & Mortgage Finance	47,425,205
	TOTAL FINANCIALS	230,298,232

HEALTH CARE — 9.8%
Biotechnology — 2.0%
276,636	Amgen Inc. *	19,787,773

Health Care Providers & Services — 2.0%
185,505	Coventry Health Care Inc. *	9,557,217
225,530	UnitedHealth Group Inc.	11,096,076
	Total Health Care Providers & Services	20,653,293

Pharmaceuticals — 5.8%
366,730	Sanofi-Aventis, ADR	16,308,483
556,100	Schering-Plough Corp.	12,284,249
473,540	Teva Pharmaceutical Industries Ltd., ADR	16,142,979
265,800	Wyeth	13,513,272
	Total Pharmaceuticals	58,248,983
	TOTAL HEALTH CARE	98,690,049

INDUSTRIALS — 11.1%
Aerospace & Defense — 3.2%
159,711	Boeing Co.	12,593,212
280,400	Honeywell International Inc.	11,468,360
437,800	Orbital Sciences Corp. *	8,217,506
	Total Aerospace & Defense	32,279,078

Building Products — 2.0%
730,100	Masco Corp.	20,019,342

Industrial Conglomerates — 4.7%
1,075,730	General Electric Co.	37,973,269
107,860	Textron Inc.	9,437,750
	Total Industrial Conglomerates	47,411,019

Machinery — 1.2%
152,700	Parker Hannifin Corp.	11,869,371
	TOTAL INDUSTRIALS	111,578,810

INFORMATION TECHNOLOGY — 15.5%
Communications Equipment — 5.9%
912,400	Cisco Systems Inc. *	20,985,200
397,000	Motorola Inc.	9,925,000

See Notes to Schedule of Investments.

2

The Salomon Brothers Fund Inc

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value
Communications Equipment — 5.9% (continued)
790,500	QUALCOMM Inc.	$28,734,675
	Total Communications Equipment	59,644,875

Electronic Equipment & Instruments — 1.0%
496,470	Dolby Laboratories Inc., Class A Shares *	9,854,930

IT Services — 1.0%
262,330	Paychex Inc.	9,666,861

Semiconductors & Semiconductor Equipment — 1.9%
491,230	ASML Holding NV, NY Registered Shares *	11,435,834
233,500	Texas Instruments Inc.	7,763,875
	Total Semiconductors & Semiconductor Equipment	19,199,709

Software — 5.7%
290,200	Adobe Systems Inc. *	10,867,990
193,900	Electronic Arts Inc. *	10,796,352
1,286,940	Microsoft Corp.	35,172,070
	Total Software	56,836,412
	TOTAL INFORMATION TECHNOLOGY	155,202,787

MATERIALS — 5.8%
Chemicals — 2.5%
347,030	E.I. du Pont de Nemours & Co.	14,866,765
233,830	Ecolab Inc.	10,012,601
	Total Chemicals	24,879,366

Metals & Mining — 3.3%
1,078,768	Barrick Gold Corp.	33,139,753
	TOTAL MATERIALS	58,019,119

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
147,940	ALLTEL Corp.	8,210,670

UTILITIES — 2.4%
Multi-Utilities — 2.4%
479,530	Sempra Energy	24,096,383
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $762,610,616)	995,379,419

Face Amount
SHORT-TERM INVESTMENT — 1.1%
Repurchase Agreement — 1.1%
$ 11,115,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 9/29/06 with Banc of America Securities LLC, 5.300% due 10/2/06; Proceeds at maturity - $11,119,909; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market value - $11,337,311) (Cost — $11,115,000)	11,115,000
	TOTAL INVESTMENTS — 100.2% (Cost — $773,725,616#)	1,006,494,419
	Liabilities in Excess of Other Assets — (0.2)%	(2,461,918)
	TOTAL NET ASSETS — 100.0%	$1,004,032,501

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

See Notes to Schedule of Investments.

3

The Salomon Brothers Fund Inc

Schedule of Investments (unaudited) (continued)	September 30, 2006

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Fund Inc (the “Fund”) is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). Prior to the close of the June 30, 2006 markets, the Fund was registered as a closed-end management investment company under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$244,270,904
Gross unrealized depreciation	(11,502,101)
Net unrealized appreciation	$232,768,803

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Salomon Brothers Fund Inc

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2006